Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of December 31, 2022 and 2021 are as follows:

	As of December 31,	Receivables (current)	Receivables (non- current)	Payables (current)	Payables (non- current)
Entities accounted for under the equity method:		$000	$000	$000	$000
Arroyo Netherland II B.V	2022	1,097	17,006	-	-
	2021	10,000	15,768	-	-
Amherst Island Partnership	2022	-	-	-	-
	2021	6,279	-	-	-
Other	2022	127	-	-	-
	2021	-	-	-	-

Non controlling interest:
Algonquin	2022	-	-	4,762	-
	2021	198	-	6,144	-
JGC Corporation	2022	-	-	-	6,088
	2021	2,910	-	-	-
Industrial Development Corporation of South Africa and Community Trust	2022	-	-	-	-
	2021	-	-	3,309	-
Other	2022	-	-	21	-
	2021	-	-	41	5
Total	2022	1,224	17,006	4,783	6,088
	2021	19,387	15,768	9,494	5

Related party transactions
The transactions carried out by entities included in these Consolidated Financial Statements with related parties for the years ended December 31, 2022, 2021 and 2020 have been as follows:

		Financial income	Financial expense
Entities accounted for under the equity method:		$000	$000
Arroyo Netherland II B.V	2022	1,275	-
	2021	2,061	-
	2020	2,001	-
Non controlling interest:

Other	2022	23	(65)
	2021	8	(97)
	2020	16	(155)
Total	2022	1,298	(65)
	2021	2,069	(97)
	2020	2,017	(155)